RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries	$ 41,462	$ 38,904	$ 36,222
Short term benefits for employees	6,768	4,731	6,741
Termination benefits			8,754
Long term benefits for employees	458	541
Fees	5,798	3,939	2,418
Total	$ 54,486	$ 48,115	$ 54,135